Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 11 – SEGMENT REPORTING

As of March 31, 2026, the Company has several subsidiaries, each representing an operating segment: (i) Rimon, (ii) ITS, (iii) Tiltan, (iv) Nimbus and (v) Water. As of March 31, 2026, Nimbus and Water were not considered material and therefore were reported at other reportable segments.

The Company’s chief operating decision maker is its chief executive officer.

The chief operating decision maker assesses performance and decides how to allocate resources based on net income (loss) that is also reported on the income statement as net income (loss).

The measurement of segment assets is reported on the balance sheet as total consolidated assets.

The chief operating decision maker uses gross profit (loss) to evaluate income generated from the segment assets (return on assets) in deciding whether to reinvest profits into the segment or into other parts of the entity.

The following table presents information about the Company’s reportable segments for the three months ended March 31, 2026 and 2025:

	Three months ended
	March 31
	2026	2025

Revenue from Rimon	1,601	-
Salaries and related compensation	(215)
Depreciation	(6)
Other cost related to Rimon (mainly materials)	(1,056)	-
Gross income	325	-

Revenue from ITS	1,403	-
Salaries and related compensation	(722)
Depreciation	(134)
Other cost related to ITS (mainly materials)	(759)	-
Gross loss	(212)	-

Revenue from TILTAN	592	-
Salaries and related compensation	(164)
Depreciation and amortization	(152)
Cost related to TILTAN (mainly lease expenses)	(33)	-
Gross income	243	-

Revenue from other reportable segments	57	-
Cost related to other reportable segments	(42)	-
Gross income	15	-

Research and development expenses	(274)	-
Selling and marketing expenses	(157)	-
Professional services	(995)	(1,187)
Salaries and related compensation	(1,263)	(33)
Other general and administrative expenses	(1,270)	(287)
General and administrative expenses of consolidated variable interest entities	(223)	-
Total Operating expenses	(4,182)	(1,507)

Loss from operations	(3,811)	(1,507)

Interest expense	(2,591)	(197)
Interest income of consolidated variable interest entities	1,790	-
Interest on related parties promissory note	(354)	-
Change in fair value - convertible note	5,392	567
Change in fair value - stock purchase warrant liabilities	(26,635)	104,278

Net loss before tax	(26,209)	103,141

Discontinued operation	(104)	(183)
Income taxes	(38)	-

Net loss	(26,351)	102,958

NOTE 19 – SEGMENT REPORTING

During 2025, the Company sold its previously existing operations, which are now presented as discontinued operations (see Note 3). On December 30, 2025, the Company acquired a subsidiary operating in the Defense Software sector (see Note 4).

As of December 31, 2025, the Company identifies one reportable segment.

The Company’s chief operating decision maker is its chief executive officer.

The chief operating decision maker assesses performance and decides how to allocate resources based on net income (loss) that is also reported on the income statement as net income (loss).

The measurement of segment assets is reported on the balance sheet as total consolidated assets.

The chief operating decision maker uses net income (loss) to evaluate income generated from the segment assets (return on assets) in deciding whether to reinvest profits into the segment or into other parts of the entity.

All of Company's long-lived assets are located in Israel.

Since the acquisition of the Defense Software subsidiary was completed on December 30, 2025, the results of operations for this segment for the year ended December 31, 2025, were immaterial.

Net income (loss), financial expenses (as appear in the statement of comprehensive loss) and information on expenses included in note 15 are used to monitor budget versus actual results. The chief operating decision maker also uses net income (loss) in competitive analysis by benchmarking to the Company’s competitors. The competitive analysis along with monitoring of budget versus actual results are used in assessing performance of the segment and in establishing management’s compensation.